New Accounting Standards	6 Months Ended
Jun. 30, 2013
New Accounting Standards [Abstract]
New Accounting Standards

NOTE 2 – NEW ACCOUNTING STANDARDS

New Accounting Standards: In February 2013, the Financial Accounting Standards Board (“FASB”) issued new accounting guidance to update the presentation of reclassifications from comprehensive income to net income in consolidated financial statements. Under this new guidance, an entity is required to provide information about the amounts reclassified out of accumulated other comprehensive income either by the respective line items of net income or by cross-reference to other required disclosures. The new guidance does not change the requirements for reporting net income or other comprehensive income in financial statements. This guidance is effective for fiscal years beginning after December 15, 2012. We adopted this guidance effective January 1, 2013, and it did not have any effect on our consolidated financial statements.